Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Useful Lives Assigned to Fixed Assets
The following table summarizes the range of useful lives assigned to fixed assets, by asset class:

Useful lives:
Leasehold improvements	Shorter of the lease term or useful life of the asset
Furniture and equipment	Five years
Computer equipment	Three years
Acquired software	Three to eight years
Internally developed software	Five years
Fixed assets consist of the following:

	December 31,
	2021	2020
Internally developed software	$41,189	$17,343
Furniture and equipment	7,046	7,948
Acquired software	3,829	3,827
Leasehold improvements	3,542	3,264
Computer equipment	8,148	3,092
Construction in process	1,742	—
Total fixed assets, gross	$65,496	$35,474
Accumulated depreciation and amortization	(19,543)	(13,813)
Total fixed assets, net	$45,953	$21,661
Within each respective period, internally developed software and acquired software consist of the following:

	Year ended December 31
	2021	2020
Internally developed software	$23,846	$13,082
Accumulated amortization	(5,528)	(1,888)
Internally developed software, net	$18,318	$11,194

Acquired software	2	1,470
Accumulated amortization	(63)	(17)
Acquired software, net	$(61)	$1,453

Schedule of Trade Names	Trade names consists of the following:

	December 31
	2021	2020
Trade names	$—	$5,871
Accumulated amortization	—	(3,187)
Total trade names, net	$—	$2,684

Schedule of Gross Premiums Written and Ceded Premiums	Gross premiums written and ceded premiums are as follows:

	Year ended December 31
	2021	2020	2019
Gross premiums written	$482,232	$349,636	$294,159
Ceded premiums	(6,880)	(4,028)	(1,452)
Net premiums written	$475,352	$345,608	$292,707
Percentage of amount assumed to net	98.6%	98.8%	99.5%